Leases - Summary of Future Minimum Payments of Operating Lease Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under noncancellable operating lease	$ 627,078	$ 570,635	$ 635,552
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under noncancellable operating lease	277,460	240,820	247,860
From 1 to 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under noncancellable operating lease	322,568	$ 329,815	385,429
More than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under noncancellable operating lease	$ 27,050		$ 2,263